Employment costs and provisions	12 Months Ended
Dec. 31, 2025
Disclosure Of Employee Cost And Provisions Explanatory [Abstract]
Employment costs and provisions	Employment costs and provisions

	Note	2025 US$m	2024 US$m	2023 US$m
Employment costs
– Wages and salaries		6,549	6,004	5,625
– Social security costs		480	461	470
– Net post-retirement charge	29	626	605	449
– Share-based payment charge	28	237	172	144
		7,892	7,242	6,688
Less: charged within movement in provisions (see below)		(287)	(187)	(52)
Total employment costs	7	7,605	7,055	6,636

	2025			2024
Employment provisions	Pensions and post-retirement healthcare(a) US$m	Other employee entitlements(b) US$m	Total US$m	Total US$m
At 1 January	1,063	393	1,456	1,558
Adjustment on currency translation	37	31	68	(83)
Charged/(credited) to profit:
–increases to existing and new provisions	96	213	309	199
–unused amounts reversed	–	(22)	(22)	(12)
Utilised in year	(75)	(108)	(183)	(133)
Remeasurement gains recognised in other comprehensive income	(65)	–	(65)	(94)
Newly consolidated operations(c)	–	23	23	–
Transfers and other movements	–	29	29	21
At 31 December	1,056	559	1,615	1,456
Balance sheet analysis:
Current	66	407	473	359
Non-current	990	152	1,142	1,097
Total employment provisions	1,056	559	1,615	1,456
(a)The main assumptions used to determine the provision for pensions and post-retirement healthcare, and other information, including the expected level of future funding payments in respect of those arrangements, are given in note 29.
(b)The provision for other employee entitlements includes a provision for long-service leave of US$376 million (2024: US$313 million), based on the relevant entitlements in certain Group operations, and includes US$82 million (2024: US$24 million) of provision for redundancy and severance payments.
(c)Newly consolidated operations relates to the acquisition of Arcadium Lithium plc. Refer to note 5 for details.